SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Property Plant And Equipment Estimated Useful Lives For Major Classes Of Assets [Table Text Block]	The rates for major classes of assets based on the estimated remaining economic lives are:
Buildings	2.5% – 5.0%

Paper machinery and equipment	5.0% – 10.0%

Pulp machinery and equipment	5.0% – 10.0%